Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,013,000.00
Previously Paid Amount	0.00
Total Fee Amount	692.30
Total Offset Amount	0.00
Net Fee	692.30
Narrative - Max Aggregate Offering Price	$ 5,013,000.00
Final Prospectus	true